CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Capital improvements in progress	$ 306	$ 4,127
Newbuildings	112,493	93,733
Capital improvements, newbuildings and vessel purchase deposits	$ 112,799	$ 97,860